UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-________
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Mark
           --------------------------------------------------
Title:     Managing Member of Jet Capital Investors, GP, L.L.C.,
           its General Partner
           --------------------------------------------------
Phone:     (212) 372-2510
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Matthew Mark                New York, NY             2/11/2005
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------

Form 13F Information Table Value Total:           $120,874
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- --------------    ---------    -------- -----------------   ---------- -------- ----------------------
                                                             VALUE   SHRS OR      SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS      CUSIP      (x$1000) PRN AMT     PRN CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
---------------------------- --------------    ---------    -------- --------    --- ----  ---------- -------- ------- ------- ----

GOLF TR AMER INC                 COM            38168B103       $204      95,070  SH           Sole            95,070
APPLE COMPUTER INC               COM            037833100       $322       5,000  SH           Sole             5,000
ARTESYN TECHNOLOGIES INC         COM            043127109     $2,034     180,000  SH           Sole           180,000
BANKNORTH GROUP INC NEW          COM            06646R107     $2,091      57,142  SH           Sole            57,142
BLOCKBUSTER INC                  CL B           093679207       $946     107,400  SH           Sole           107,400
BOWNE & CO INC                   COM            103043105     $2,842     174,808  SH           Sole           174,808
CELERITEK INC                    COM            150926103       $178     114,792  SH           Sole           114,792
CLARUS CORP                      COM            182707109     $2,744     304,852  SH           Sole           304,852
FIDELITY NATL FINL INC           COM            316326107     $2,569      56,250  SH           Sole            56,250
FOX ENTMT GROUP INC              CL A           35138T107     $1,882      60,200  SH           Sole            60,200
FUELCELL ENERGY INC              COM            35952H106       $251      25,390  SH           Sole            25,390
GRUPO TMM S A                    SP ADR A SHS   40051D105     $1,098     300,088  SH           Sole           300,088
GUIDANT CORP                     COM            401698105     $6,309      87,498  SH           Sole            87,498
GYMBOREE CORP                    COM            403777105       $321      25,000  SH           Sole            25,000
HARRAH'S ENTERTAINMENT CORP.     COM            413619107     $4,055      60,617  SH           Sole            60,617
IAC INTERACTIVECORP              COM            44919P102       $398      14,392  SH           Sole            14,392
INTERNATIONAL STL GROUP INC      COM            460377104     $7,625     187,995  SH           Sole           187,995
KANSAS CITY SOUTHERN             COM            485170302     $2,384     134,459  SH           Sole           134,459
KEY ENERGY SERVICES INC          COM            492914106     $6,240     528,813  SH           Sole           528,813
KNIGHT TRADING GROUP INC         COM            499063105     $2,809     256,557  SH           Sole           256,557
LNR PPTY CORP                    COM            501940100     $3,580      56,912  SH           Sole            56,912
MCDERMOTT INTL INC               COM            580037109     $1,025      55,801  SH           Sole            55,801
MICROSOFT CORPORATION            COM            594918104     $1,336      50,000  SH           Sole            50,000
MPOWER HOLDING CORP              COM            62473L309       $505     270,000  SH           Sole           270,000
MYLAN LABS INC                   COM            628530107       $884      50,000  SH           Sole            50,000
NEIMAN MARCUS GROUP INC          CL B           640204301     $8,177     122,404  SH           Sole           122,404
PFIZER INC                       COM            717081103     $2,165      80,500  SH           Sole            80,500
PG&E CORP                        COM            69331C108     $1,664      50,000  SH           Sole            50,000
PNC FINL SVCS GROUP INC          COM            693475105       $304       5,300  SH           Sole             5,300
REGISTER COM INC                 COM            75914Q101     $2,610     408,523  SH           Sole           408,523
SCO GROUP INC                    COM            78403A106       $646     152,787  SH           Sole           152,787
SPRINT CORP                      COM            852061100     $5,112     205,714  SH           Sole           205,714
SR TELECOM INC                   COM            78464P208        $88      27,800  SH           Sole            27,800
SUNGARD DATA SYS INC             COM            867363103       $850      30,000  SH           Sole            30,000
TOYS R US INC                    COM            892335100     $2,303     112,500  SH           Sole           112,500
UNIVISION COMMUNICATIONS INC     CL A           914906102       $237       8,090  SH           Sole             8,090
VERITAS SOFTWARE CO              COM            923436109     $1,713      60,000  SH           Sole            60,000
VERSO TECHNOLOGIES INC           COM            925317109        $74     102,243  SH           Sole           102,243
VESTA INS GROUP INC              COM            925391104       $682     185,200  SH           Sole           185,200
WET SEAL INC                     CL A           961840105       $340     149,960  SH           Sole           149,960
GRACE W R & CO DEL NEW           COM            38388F108       $817      60,000  SH           Sole            60,000
ZWEIG TOTAL RETURN FD INC        COM            989837109     $1,466     273,931  SH           Sole           273,931
ALTRIA GROUP INC                 COM            02209S103    $10,753     176,000  SH    CALL   Sole           176,000
FREESCALE SEMICONDUCTOR INC      COM            35687M107     $1,782     100,000  SH    CALL   Sole           100,000
MCDERMOTT INTL INC               COM            580037109     $3,631     197,800  SH    CALL   Sole           197,800
SEARS ROEBUCK & CO               COM            812387108       $699      13,700  SH    CALL   Sole            13,700
TIME WARNER INC                  COM            887317105    $11,670     600,000  SH    CALL   Sole           600,000
HALLIBURTON CO                   COM            406216101       $180       4,600  SH    CALL   Sole             4,600
SYMANTEC CORP                    COM            871503108       $772      30,000  SH    CALL   Sole            30,000
STEEL DYNAMICS INC               COM            858119100       $189       5,000  SH    PUT    Sole             5,000
UNITED STATES STL CORP NEW       COM            912909108     $5,155     100,600  SH    PUT    Sole           100,600
LIBERTY MEDIA CORP               DEB 3.75% 2/1  530715AL5       $672   1,001,000 PRN           Sole         1,001,000
KANEB PIPE LINE PARTNERS LP      SR PREF UNIT   484169107     $1,491      24,500  SH           Sole            24,500


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